Fair Value, Assets and Liabilities, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and due from banks	$ 24,616	$ 28,236
Interest-earning deposits with banks	209,614	236,376
Federal funds sold and securities purchased under resale agreements	66,223	65,672
Held-to-maturity debt securities	272,022	205,720
Loans held for sale	23,617	36,384
Loans, net	882,904	869,121
Financial liabilities
Deposits	1,482,479	1,404,381
Short-term borrowings	34,409	58,999
Long-term debt	160,689	212,950
Carrying value [Member]
Financial assets
Cash and due from banks	24,616	28,236
Interest-earning deposits with banks	209,614	236,376
Federal funds sold and securities purchased under resale agreements	66,223	65,672
Held-to-maturity debt securities	272,022	205,720
Loans held for sale	7,722	17,578
Loans, net	868,278	853,595
Nonmarketable equity securities	3,584	3,588
Total financial assets	1,452,059	1,410,765
Financial liabilities
Deposits	30,012	52,807
Short-term borrowings	34,409	58,999
Long-term debt	160,660	212,922
Total financial liabilities	225,081	324,728
Fair Value Disclosures, Textual [Abstract]
Deposit liabilities with no defined or contractual maturity	1,500,000	1,400,000
Carrying value [Member] | Finance leases [Member]
Financial liabilities
Long-term debt	26	28
Carrying value [Member] | Commercial lease financing [Member]
Financial assets
Loans, net	14,500	15,400
Estimated fair value [Member]
Financial assets
Cash and due from banks	24,616	28,236
Interest-earning deposits with banks	209,614	236,376
Federal funds sold and securities purchased under resale agreements	66,223	65,672
Held-to-maturity debt securities	272,386	212,307
Loans held for sale	7,929	18,371
Loans, net	883,963	874,097
Nonmarketable equity securities	3,646	3,632
Total financial assets	1,468,377	1,438,691
Financial liabilities
Deposits	30,002	53,261
Short-term borrowings	34,409	58,999
Long-term debt	168,084	220,702
Total financial liabilities	232,495	332,962
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	1,400	1,400
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	24,616	28,236
Interest-earning deposits with banks	209,452	236,258
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	16,825	48,597
Loans held for sale	0	0
Loans, net	0	0
Nonmarketable equity securities	0	0
Total financial assets	250,893	313,091
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	162	118
Federal funds sold and securities purchased under resale agreements	66,223	65,672
Held-to-maturity debt securities	252,717	162,777
Loans held for sale	6,300	14,952
Loans, net	63,404	56,270
Nonmarketable equity securities	0	0
Total financial assets	388,806	299,789
Financial liabilities
Deposits	14,401	33,321
Short-term borrowings	34,409	58,999
Long-term debt	166,682	219,321
Total financial liabilities	215,492	311,641
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	2,844	933
Loans held for sale	1,629	3,419
Loans, net	820,559	817,827
Nonmarketable equity securities	3,646	3,632
Total financial assets	828,678	825,811
Financial liabilities
Deposits	15,601	19,940
Short-term borrowings	0	0
Long-term debt	1,402	1,381
Total financial liabilities	$ 17,003	$ 21,321